Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.47%
Aerospace & Defense–1.91%
Airbus SE (France)	93,626	$18,823,981
Northrop Grumman Corp.	88,408	50,976,937
		69,800,918
Agricultural & Farm Machinery–1.56%
Deere & Co.	108,210	56,742,078
Apparel Retail–0.62%
Ross Stores, Inc.	165,208	22,557,500
Application Software–0.98%
Salesforce, Inc.	138,962	35,898,054
Asset Management & Custody Banks–1.35%
BlackRock, Inc.	44,667	49,402,149
Biotechnology–0.98%
AbbVie, Inc.	189,112	35,745,950
Building Products–0.96%
Johnson Controls International PLC	334,813	35,155,365
Cable & Satellite–0.91%
Comcast Corp., Class A	997,882	33,159,619
Communications Equipment–2.18%
Cisco Systems, Inc.	1,169,245	79,602,200
Construction Materials–1.09%
CRH PLC	414,643	39,577,674
Consumer Finance–1.14%
Capital One Financial Corp.	194,205	41,754,075
Consumer Staples Merchandise Retail–2.73%
Walmart, Inc.	1,015,591	99,507,606
Diversified Banks–10.43%
Bank of America Corp.	2,124,148	100,408,476
Fifth Third Bancorp	672,125	27,940,236
JPMorgan Chase & Co.	492,554	145,914,197
PNC Financial Services Group, Inc. (The)	242,760	46,189,945
Wells Fargo & Co.	747,016	60,231,900
		380,684,754
Electric Utilities–3.03%
Entergy Corp.	603,148	54,542,674
PPL Corp.	1,569,986	56,032,800
		110,575,474
Electrical Components & Equipment–3.10%
Eaton Corp. PLC	192,759	74,158,242
Emerson Electric Co.	267,658	38,946,916
		113,105,158
Electronic Manufacturing Services–0.79%
TE Connectivity PLC (Switzerland)	140,836	28,977,007
Shares		Value
Food Distributors–1.22%
Sysco Corp.	558,537	$44,459,545
Health Care Distributors–1.06%
Cencora, Inc.	134,745	38,547,850
Health Care Equipment–1.39%
Medtronic PLC	560,554	50,584,393
Health Care Services–1.10%
CVS Health Corp.	645,341	40,075,676
Home Improvement Retail–2.60%
Lowe’s Cos., Inc.	424,806	94,973,877
Hotels, Resorts & Cruise Lines–1.59%
Marriott International, Inc., Class A	220,037	58,052,362
Household Products–3.77%
Colgate-Palmolive Co.	516,035	43,269,535
Procter & Gamble Co. (The)	625,817	94,166,684
		137,436,219
Industrial Gases–0.79%
Air Products and Chemicals, Inc.	100,188	28,842,121
Industrial Machinery & Supplies & Components–2.08%
Parker-Hannifin Corp.	103,897	76,042,214
Industrial REITs–1.20%
Prologis, Inc.	411,385	43,927,690
Integrated Oil & Gas–2.55%
Chevron Corp.	549,839	83,377,586
Suncor Energy, Inc. (Canada)	243,795	9,620,151
		92,997,737
Integrated Telecommunication Services–1.58%
AT&T, Inc.	2,100,635	57,578,405
Investment Banking & Brokerage–3.05%
Charles Schwab Corp. (The)	678,195	66,279,997
Morgan Stanley	317,108	45,175,206
		111,455,203
Life Sciences Tools & Services–0.99%
Danaher Corp.	183,459	36,170,776
Movies & Entertainment–1.13%
Walt Disney Co. (The)	346,348	41,253,510
Multi-line Insurance–1.94%
American International Group, Inc.	911,666	70,772,632
Multi-Utilities–3.11%
CMS Energy Corp.	727,569	53,694,592
Public Service Enterprise Group, Inc.	666,784	59,870,536
		113,565,128
Oil & Gas Exploration & Production–1.72%
ConocoPhillips	658,795	62,809,515
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Refining & Marketing–1.04%
Valero Energy Corp.	276,792	$38,006,310
Oil & Gas Storage & Transportation–1.02%
Williams Cos., Inc. (The)	620,882	37,221,876
Paper & Plastic Packaging Products & Materials–1.04%
Smurfit WestRock PLC	438,000	19,438,440
Sonoco Products Co.	410,222	18,488,706
		37,927,146
Pharmaceuticals–5.91%
AstraZeneca PLC (United Kingdom)	251,522	36,694,956
Bristol-Myers Squibb Co.	744,115	32,227,621
Johnson & Johnson	569,695	93,851,554
Merck & Co., Inc.	375,429	29,328,513
Sanofi S.A., ADR	517,508	23,619,065
		215,721,709
Property & Casualty Insurance–3.55%
Chubb Ltd.	254,492	67,705,052
Hartford Insurance Group, Inc. (The)	496,370	61,743,464
		129,448,516
Rail Transportation–1.40%
Union Pacific Corp.	230,490	51,161,865
Restaurants–2.86%
McDonald’s Corp.	277,612	83,303,033
Yum! Brands, Inc.	147,202	21,219,168
		104,522,201
Semiconductor Materials & Equipment–1.09%
Lam Research Corp.	418,471	39,687,790
Semiconductors–2.18%
Broadcom, Inc.	145,623	42,769,475
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	203,037	$36,761,879
		79,531,354
Soft Drinks & Non-alcoholic Beverages–2.68%
Coca-Cola Co. (The)	876,923	59,534,302
Keurig Dr Pepper, Inc.	1,169,401	38,180,943
		97,715,245
Specialty Chemicals–0.63%
DuPont de Nemours, Inc.	320,130	23,017,347
Systems Software–3.77%
Microsoft Corp.	168,168	89,717,628
Oracle Corp.	189,041	47,972,935
		137,690,563
Telecom Tower REITs–0.78%
American Tower Corp.	136,210	28,384,802
Tobacco–1.89%
Philip Morris International, Inc.	419,517	68,821,764
Total Common Stocks & Other Equity Interests (Cost $2,599,955,225)		3,520,648,922
Money Market Funds–3.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(c)	43,265,643	43,265,643
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(c)	80,340,753	80,340,753
Total Money Market Funds (Cost $123,606,396)		123,606,396
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $2,723,561,621)		3,644,255,318
OTHER ASSETS LESS LIABILITIES—0.14%		5,181,711
NET ASSETS–100.00%		$3,649,437,029
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,867,319	$71,759,378	$(69,361,054)	$-	$-	$43,265,643	$337,523
Invesco Treasury Portfolio, Institutional Class	75,886,724	133,267,415	(128,813,386)	-	-	80,340,753	630,082
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,956,854	(7,956,854)	-	-	-	8,238*
Invesco Private Prime Fund	-	19,609,139	(19,609,139)	-	-	-	22,750*
Total	$116,754,043	$232,592,786	$(225,740,433)	$-	$-	$123,606,396	$998,593

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,465,129,985	$55,518,937	$—	$3,520,648,922
Money Market Funds	123,606,396	—	—	123,606,396
Total Investments	$3,588,736,381	$55,518,937	$—	$3,644,255,318
Invesco Dividend Income Fund